N-4	Jun. 07, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jun. 07, 2024
Amendment Flag	false
The Best of America IV
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Effective May 1, 2024, in Appendix A: Underlying Mutual Funds Available Under the Contract, for the VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class, the value in the Current Expenses cell is deleted and replaced with the following: 1.26%Effective on May 1, 2024, the following underlying mutual fund is added as an investment option under the contract. •AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class BAccordingly, Appendix A: Underlying Mutual Funds Available Under the Contract is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.91%*	34.79%	17.56%	14.60%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
The Best of America IV | VanEckVIPTrustVanEckVIPEmergingMarketsBondFundInitialClassMember
Prospectus:
Current Expenses [Percent]	1.26%
The Best of America IV | AllianceBernsteinVariableProductsSeriesFundIncABVPSLargeCapGrowthPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	34.79%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	14.60%